Nationwide Life Insurance Company: • Nationwide Variable Account-7 • Nationwide Variable Account-9

Prospectus supplement dated August 16, 2006
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective August 15, 2006, the Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II will change its name.

All references in your prospectus to Van Kampen Life Investment Trust - Emerging Growth Portfolio Class shall mean Van Kampen Life Investment Trust -Strategic Growth Portfolio: Class II.